Other Disclosures - Acquisitions ProfoundBio (Narrative) (Details) - ProfoundBio $ in Millions	May 21, 2024 USD ($) candidate
Disclosure of detailed information about business combination [line items]
Number of candidates | candidate	3
Cash paid for outstanding shares	$ 1,718
Cash payment to holders of outstanding equity awards for settlement of such vested and non-vested awards	199
Cash for equity compensation attributable to pre-combination service	187
Cash payment related to the portion of awards with future vesting conditions	$ 11